As filed with the Securities and Exchange Commission on September 14, 2012

Securities Act of 1933 Registration No. 033-132400

Investment Company Act of 1940 Registration No. 811-21866

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

Pyxis Funds I

(Exact Name of Registrant as Specified in Charter)

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

With a copy to:

Mr. Ethan Powell c/o Pyxis Capital, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Mr. Brian Mitts c/o Pyxis Capital, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201
(Name and Address of Agent for Service)

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☑	On October 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to the Pyxis Funds I (the “Registrant”) Post-Effective Amendment No. 31 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 34 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on July 3, 2012 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate October 1, 2012 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on July 3, 2012, which contains the Prospectus and the Statement of Additional Information describing Pyxis/iBoxx Liquid Loan ETF, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on September 17, 2012 pursuant to the Post-Effective Amendment No. 31 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on July 3, 2012. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 14th day of September, 2012.

By:	/s/ Ethan Powell
Ethan Powell
Trustee, Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Timothy K. Hui*	Trustee	September 14, 2012
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Chairman of the Board, Trustee	September 14, 2012
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee	September 14, 2012
James F. Leary

/s/ Bryan A. Ward*	Trustee	September 14, 2012
Bryan A. Ward

/s/ Ethan Powell	Trustee, Executive Vice President and Secretary	September 14, 2012
Ethan Powell

/s/ Brian Mitts*	Treasurer (Principal Financial Officer and	September 14, 2012
Brian Mitts	Principal Accounting Officer)

* By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact

September 14, 2012